INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2020	Highland Healthcare Opportunities Fund

Shares		Value ($)
Common Stocks — 90.3%
HEALTHCARE — 90.3%
Biotechnology — 26.7%
10,000	AbbVie, Inc. (a)	761,900
48,800	Amicus Therapeutics, Inc. (b)	450,912
5,000	Ascendis Pharma ADR (a)(b)	563,050
8,000	Biohaven Pharmaceutical Holding (a)(b)	272,240
6,000	BioMarin Pharmaceutical (b)	507,000
35,000	Coherus Biosciences, Inc. (b)	567,700
22,000	Heron Therapeutics, Inc. (a)(b)	258,280
12,000	Insmed (b)	192,360
25,000	Menlo Therapeutics	19,064
140,461	Minerva Neurosciences, Inc. (a)(b)	845,575
8,000	Moderna (b)	239,600
120,000	Mustang Bio (b)	321,600
14,400	Natera (b)	429,984
7,500	NextCure (b)	278,025
18,750	Portola Pharmaceuticals, Inc. (a)(b)	133,688
5,300	uniQure (b)	251,485
4,000	Zymeworks (b)	141,880

		6,234,343

Health Care Equipment & Supplies — 13.7%
20,000	Axonics Modulation Technologies (b)	508,200
2,000	Becton Dickinson	459,540
23,000	Boston Scientific Corp. (a)(b)	750,490
3,350	Edwards Lifesciences Corp. (b)	631,877
12,000	Establishment Labs Holdings (a)(b)	173,400
10,000	Silk Road Medical (b)	314,800
5,500	Tandem Diabetes Care (b)	353,925

		3,192,232

Health Care Providers & Services — 1.6%
3,000	Laboratory Corp of America Holdings (a)(b)	379,170

Health Care Technology — 1.8%
20,000	Evolent Health, Class A (b)	108,600
2,000	Teladoc Health, Inc. (b)	310,020

		418,620

Healthcare Equipment & Supplies — 1.7%
4,000	Zimmer Holdings, Inc.	404,320

Healthcare Facilities — 1.6%
20,000	Acadia Healthcare, Inc. (a)(b)	367,000

Healthcare Services — 12.0%
4,250	Anthem, Inc.	964,920
9,000	Centene (a)(b)	534,690
4,400	Cigna Corp.	779,592
4,000	McKesson, Inc. (a)	541,040

		2,820,242

Shares		Value ($)
HEALTHCARE (continued)
Life Sciences Tools & Services — 13.8%
25,000	Avantor (b)	312,250
5,500	Bio-Rad Laboratories, Inc., Class A (a)(b)	1,928,080
1,500	Illumina (b)	409,680
2,100	Thermo Fisher Scientific (a)	595,560

		3,245,570

Managed Healthcare — 7.1%
5,300	Humana, Inc. (a)(b)	1,664,306

Pharmaceuticals — 10.3%
25,000	Agile Therapeutics (b)	46,500
10,000	Evolus (b)	41,500
158,520	EyePoint Pharmaceuticals (b)	161,690
10,000	Menlo Therapeutics (b)	26,800
14,000	Merck & Co., Inc.	1,077,160
15,379	Nektar Therapeutics, Class A (b)	274,515
1,000	Pacira BioSciences, Inc. (b)	33,530
40,000	Paratek Pharmaceuticals, Inc. (b)	126,000
54,749	SteadyMed, Ltd. (b)(c)(d)	40,405
15,000	Takeda Pharmaceutical Co., Ltd.	454,903
5,000	Zogenix, Inc. (a)(b)	123,650

		2,406,653

	Total Common Stocks (Cost $24,406,991)	21,132,456

Warrants — 0.2%
HEALTHCARE — 0.2%
Biotechnology — 0.0%
1,717,910	Galena Biopharma, Inc., Expires 03/18/2020(c)(d)	—
4,752	Gemphire Therapeutics, Inc., Expires 03/15/2022(b)(c)(d)	1,198

		1,198

Pharmaceuticals — 0.2%
255,000	Scynexis, Inc., Expires 06/21/2021(b)(c)(d)	54,245

	Total Warrants (Cost $–)	55,443

Preferred Stock — 0.0%
HEALTHCARE — 0.0%
Healthcare Technology — 0.0%
608,695	AMINO, Inc., Series C (b)(c)(d)(e)(f)	$—

	Total Preferred Stock (Cost $3,499,997)	—

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2020	Highland Healthcare Opportunities Fund

Shares		Value ($)
Cash Equivalents — 6.9%
MONEY MARKET FUND (g) — 6.9%
1,619,973	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.510%	1,619,973

	Total Cash Equivalents (Cost $1,619,973)	1,619,973

Total Investments - 97.4% (Cost $29,526,961)		22,807,872

Other Assets & Liabilities, Net - 2.6%		603,531

Net Assets - 100.0%		23,411,403

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $6,176,209.
(b)	Non-income producing security.
(c)

Securities with a total aggregate value of $95,848, or 0.4% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $95,848, or 0.4% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2020. Please see Notes to Investment Portfolio.

(e)	There is currently no rate available.
(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$3,499,997	$—	0.0%

(g)	Rate shown is 7 day effective yield.